Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.30%
Expected long-term rate of return on Plans' assets	7.30%	7.30%
Rate of compensation increase	2.40%	2.40%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.50%	3.50%
Health care cost trend rate assumed for next year	6.50%	6.50%
Ultimate health care cost trend rate	3.80%	3.84%